FVM - Valuation adjustments: Own credit adjustments on financial liabilities designated at fair value (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Recognized during the period:
Realized gain / (loss)	$ 8	$ 1	$ (14)
Unrealized gain / (loss)	(869)	866	60
Total gain / (loss), before tax	(861)	867	46
Recognized on the balance sheet as of the end of the period:
Unrealized life-to-date gain / (loss)	(312)	556	(315)
of which: debt issued designated at fair value	(208)	289	(144)
of which: other financial liabilities designated at fair value	$ (105)	$ 266	$ (172)